Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,525,336.60
Total Fee Amount	1,315.45
Total Offset Amount	0.00
Net Fee	$ 1,315.45
Offering Table N/A
Offset Table N/A	N/A